Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Dec. 14, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2021